Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans reserve [member]	Financial instruments at fair value through other comprehensive income reserve [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations reserve [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2021	¥ 12,276,150	¥ 2,341,274	¥ 722,595	¥ 6,078,208	¥ (13,699)	¥ 214,411	¥ 2,106,255	¥ (3,455)	¥ 113,646	¥ 11,559,235	¥ 68,379	¥ 648,536
Comprehensive income:
Net profit	515,075			499,573						499,573	4,771	10,731
Other comprehensive income	248,029					23,996	(208,128)	3,975	426,596	246,439	1,590
Total comprehensive income	763,104			499,573		23,996	(208,128)	3,975	426,596	746,012	6,361	10,731
Issuance of shares under share-based payment transactions	1,208	604	604							1,208
Issuance of other equity instruments	79,955											79,955
Acquisition and disposal of subsidiaries and businesses-net	17,141										17,141
Transaction with non-controlling interest shareholders	(34)		(334)							(334)	300
Share of changes in capital surplus of associates and joint ventures	5,097		5,097							5,097
Dividends to shareholders	(274,756)			(274,127)						(274,127)	(629)
Coupons on other equity instruments	(10,731)											(10,731)
Purchases of other equity instruments and sales of other equity instruments-net	5,120											5,120
Purchases of treasury stock	(75)				(75)					(75)
Sales of treasury stock	371				371					371
Loss on sales of treasury stock	(50)			(50)						(50)
Share-based payment transactions	87		87							87
Transfer from other reserves to retained earnings				131,002		(41,097)	(89,905)
Put options written on non-controlling interests	(82,667)		(82,667)							(82,667)
Others	1,772			(1)						(1)	1,773
At end of period at Mar. 31, 2022	12,781,692	2,341,878	645,382	6,434,605	(13,403)	197,310	1,808,222	520	540,242	11,954,756	93,325	733,611
Comprehensive income:
Net profit	935,849			911,831						911,831	12,708	11,310
Other comprehensive income	237,792					5,153	(121,127)	8,913	344,548	237,487	305
Total comprehensive income	1,173,641			911,831		5,153	(121,127)	8,913	344,548	1,149,318	13,013	11,310
Issuance of shares under share-based payment transactions	1,318	659	659							1,318
Issuance of other equity instruments	116,940											116,940
Acquisition and disposal of subsidiaries and businesses-net	97										97
Transaction with non-controlling interest shareholders	1,059		(394)							(394)	1,453
Dividends to shareholders	(304,254)			(301,627)						(301,627)	(2,627)
Coupons on other equity instruments	(11,310)											(11,310)
Redemption of other equity instruments	(85,000)		(34)							(34)		(84,966)
Purchases of other equity instruments and sales of other equity instruments-net	217											217
Purchases of treasury stock	(138,840)				(138,840)					(138,840)
Sales of treasury stock	444				444					444
Loss on sales of treasury stock	(111)			(111)						(111)
Share-based payment transactions	161		161							161
Transfer from other reserves to retained earnings				154,781		(42,879)	(111,902)
Others	911										911
At end of period at Mar. 31, 2023	13,536,965	2,342,537	645,774	7,199,479	(151,799)	159,584	1,575,193	9,433	884,790	12,664,991	106,172	765,802
Comprehensive income:
Net profit	895,750			873,346						873,346	8,641	13,763
Other comprehensive income	1,685,140					35,526	1,136,616	(8,256)	517,868	1,681,754	3,386
Total comprehensive income	2,580,890			873,346		35,526	1,136,616	(8,256)	517,868	2,555,100	12,027	13,763
Issuance of shares under share-based payment transactions	3,002	1,501	1,501							3,002
Issuance of other equity instruments	698,552											698,552
Acquisition and disposal of subsidiaries and businesses-net	39,854										39,854
Transaction with non-controlling interest shareholders	(102,987)		(85,410)							(85,410)	(17,577)
Dividends to shareholders	(352,789)			(348,177)						(348,177)	(4,612)
Coupons on other equity instruments	(13,763)											(13,763)
Purchases of other equity instruments and sales of other equity instruments-net	(2,010)											(2,010)
Purchases of treasury stock	(211,434)				(211,434)					(211,434)
Sales of treasury stock	402				402					402
Loss on sales of treasury stock	(185)			(185)						(185)
Cancellation of treasury stock				(195,160)	195,160
Share-based payment transactions	(1,092)		(1,092)							(1,092)
Transfer from other reserves to retained earnings				239,920		(35,386)	(204,534)
Put options written on non-controlling interests	102,637		102,637							102,637
Others	1,056		(145)	(1)						(146)	1,202
At end of period at Mar. 31, 2024	¥ 16,279,098	¥ 2,344,038	¥ 663,265	¥ 7,769,222	¥ (167,671)	¥ 159,724	¥ 2,507,275	¥ 1,177	¥ 1,402,658	¥ 14,679,688	¥ 137,066	¥ 1,462,344